Stockholders' Deficit (Details) - $ / shares					9 Months Ended	12 Months Ended
	Dec. 08, 2022	Feb. 19, 2021	Jan. 29, 2021	Aug. 14, 2020	Sep. 30, 2023	Dec. 31, 2022	Jun. 16, 2023	Dec. 31, 2021	Nov. 30, 2020	Feb. 20, 2020
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized			19,544,521		19,544,521	19,544,521		19,544,521
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding					8,167,894	8,157,606		8,276,972
Common stock, shares issued					8,167,894	8,157,606		8,276,972
Temporary equity shares issued										2,600,306
Temporary equity par value per share										$ 0.0001
Temporary equity shares authorized increase									24,521
Temporary equity shares authorized									2,425,480
Demio [Member] | Restricted Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares of equity interests issued or issuable to acquire entity		1,213,346
High Attendance [Member] | Restricted Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares of equity interests issued or issuable to acquire entity				133,257
Conversion of Class B to Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Conversion of stock, shares converted			2,560,000
Common Class A [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized			13,224,521
Common stock, shares issued					1,847,894	1,837,606		1,956,972
Common stock voting rights					one vote per share	one vote per share
Common Class B [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized			6,320,000
Common stock, shares issued					6,320,000	6,320,000		6,320,000
Common stock voting rights					ten votes per share	ten votes per share
Series A 1 Convertible Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Temporary equity shares issued						2,129,476		2,129,476		2,400,959
Temporary equity shares issued price per share						2.9155%		2.9155%
Series A 2 Convertible Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Temporary equity shares issued						199,347				199,347
Temporary equity shares issued price per share						0.5518%
7GC Co Holdings INC [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock issued					0	0		0
Preferred stock outstanding					0	0		0
Common stock par value (in Dollars per share)	$ 0.0001
Common stock voting rights	ten votes				ten votes
7GC Co Holdings INC [Member] | Common Class A [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized					100,000,000	100,000,000		100,000,000
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding					3,329,638	5,076,777		23,000,000
Common stock shares subject to possible redemption						5,076,777		23,000,000
Common stock shares outstanding					3,329,638	5,076,777
Common stock, shares issued					3,329,638	5,076,777
Temporary equity par value per share					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
7GC Co Holdings INC [Member] | Common Class B [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized					10,000,000	10,000,000		10,000,000
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding					5,750,000	5,750,000		5,750,000
Conversion rate percentage of common stock outstanding					20.00%	20.00%
Common stock, shares issued					5,750,000	5,750,000		5,750,000